RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7.  RELATED PARTY TRANSACTIONS

The Company founder has advanced 394,988 as of May 31, 2021.

As of May 31, 2021, the Company has granted an option to acquire 25,000 shares of Non-Voting Class B membership units to a related party for $1 based on the achievement of certain performance criteria.

The Company owes $137,700 to a party affiliated with the founder for a sale that was paid for but did not close during the three months ended May 31, 2021. The amount is expected to be repaid during the three months ended May 31, 2021.

6.  RELATED PARTY TRANSACTIONS

The Company founder has advanced $416,200 and $482,172 to fund operations as of December 31, 2020 and 2019.

As of December 31, 2020, the Company has granted an option to acquire 25,000 shares of Non-Voting Class B membership units to a related party for $1 based on the achievement of certain performance criteria.

The Company owes $137,700 to a party affiliated with the founder for a sale that was paid for but did not close during the year ended December 31, 2020. The amount is expected to be repaid during the year ended December 31, 2021.